Per Share Data	12 Months Ended
Mar. 31, 2013
Per Share Data

27. Per Share Data

Reconciliation of the differences between basic and diluted earnings per share (EPS) in fiscal 2011, 2012 and 2013 is as follows:

In fiscal 2011, the diluted EPS calculation excludes stock options for 11,391 thousand shares, as they were antidilutive. In fiscal 2012, the diluted EPS calculation excludes stock options for 9,820 thousand shares, as they were antidilutive. In fiscal 2013, the diluted EPS calculation excludes stock options for 9,010 thousand shares, as they were antidilutive.

	Millions of yen
	2011	2012	2013
Income attributable to ORIX Corporation shareholders from continuing operations	¥59,567	¥81,154	¥112,116
Effect of dilutive securities
Expense related to convertible bond	2,392	2,364	1,329

Income from continuing operations for diluted EPS computation	¥61,959	¥83,518	¥113,445

	Thousands of shares
	2011	2012	2013
Weighted-average shares	1,074,890	1,075,095	1,087,883
Effect of dilutive securities
Conversion of convertible bond	244,119	244,104	206,635
Exercise of stock options	1,068	1,228	1,546

Weighted-average shares for diluted EPS computation	1,320,077	1,320,427	1,296,064

	Yen
	2011	2012	2013
Earnings per share for income attributable to ORIX Corporation shareholders from continuing operations:
Basic	¥55.42	¥75.49	¥103.06
Diluted	46.94	63.25	87.53

On April 1, 2013, the Company implemented a 10-for-1 stock split of common stock held by shareholders registered on the Company’s register of shareholders as of March 31, 2013. The number of shares and per share data have been adjusted retrospectively to reflect the stock split for all periods presented.